Summary Of Significant Accounting Policies (Assets And Liabilities Of VIEs Established To Develop Real Estate For Rental And To Lease Software) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Variable Interest Entity [Line Items]
Current assets	¥ 4,669,288		¥ 4,711,931
Property, plant and equipment	9,776,687		9,806,356
Investments and other assets	5,207,714		4,871,412
Current liabilities	3,499,389		3,494,253
Long-term liabilities	5,527,675		5,847,717
Vies Established To Develop Real Estate For Rental
Variable Interest Entity [Line Items]
Current assets	20,477	[1],[2]	15,644	[3],[4]
Property, plant and equipment	198,255	[1],[2]	201,735	[3],[4]
Investments and other assets	2,197	[1],[2]	5,935	[3],[4]
Current liabilities	64,243	[1],[2]	3,411	[3],[4]
Long-term liabilities	54,751	[1],[2]	121,321	[3],[4]
Vies Established To Lease Software
Variable Interest Entity [Line Items]
Current assets	17		16
Property, plant and equipment	2,277		2,463
Investments and other assets	1		2
Current liabilities	883		129
Long-term liabilities			¥ 874

[1]	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop and lease real estate included "Land" totaling ¥135,677 million, "Current portion of long-term debt" totaling ¥62,257 million and "Long-term debt" totaling ¥20,701 million, respectively.
[2]	"Current portion of long-term debt" and "Long-term debt (excluding current portion)" above are secured by the Company's land and buildings totaling ¥247,114 million.
[3]	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop and lease real estate included "Land" totaling ¥135,677 million, "Current portion of long-term debt" totaling ¥1,825 million and "Long-term debt (excluding current portion)" totaling ¥87,338 million, respectively.
[4]	"Current portion of long-term debt" and "Long-term debt" above are secured by the Company's land and buildings totaling ¥250,824 million.